Employee Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Amounts Reclassified From Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 25
Amortization of net actuarial loss	69
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	53		49		42
Interest cost	74		83		91
Expected return on plan assets	(79)		(77)		(82)
Amortization of transition obligation	0		24		26
Amortization of prior service cost	23		25		27
Amortization of net actuarial loss	6		6		4
Net periodic benefit cost	77		110		108
Other Benefits [Member] | Amounts Reclassified From Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	13
Amortization of net actuarial loss	3
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	468		396		320
Interest cost	627		658		660
Expected return on plan assets	(650)		(598)		(669)
Amortization of prior service cost	20		20		34
Amortization of net actuarial loss	111		123		50
Net periodic benefit cost	576		599		395
Less: transfer to regulatory account	(238)	[1]	(301)	[1]	(139)	[1]
Total	$ 338		$ 298		$ 256

[1]	The Utility recorded these amounts to a regulatory account as they are probable of recovery from customers in future rates.